Investment Securities, Available-for-sale Securities, Transaction Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Proceeds from sales, calls/paydowns and maturities of securities available for sale, gross realized gains and gross realized losses [Abstract]
Proceeds from sales		$ 0	$ 0	$ 29,219
Proceeds from calls/paydowns		68,954	148,609	247,624
Proceeds from maturities		15,057	9,162	10,007
Gross realized gains	[1]	0	0	1,155
Gross realized losses		0	0	$ 0
Securities available for sale pledged to secure short-term borrowings and for other purposes		171,400	$ 283,200
Available-for-sale, allowance for credit loss		$ 0

[1]	Not within the scope of ASC 606.